Convertible Preferred Stock and Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of Reserved Shares of Common Stock for Future Issuance

At December 31, 2016, we had reserved shares of common stock for future issuance as follows:

For conversion of Series A and Series B convertible preferred stock	18,163,158
Outstanding stock options	6,784,448
Outstanding preferred stock warrant	84,360
Possible future issuance under equity incentive plan	1,629,322

Total shares of common stock reserved for future issuance	26,661,288

Summary of Activity for Convertible Preferred Stock Issued and Outstanding

The following tables present a summary of activity for our convertible preferred stock issued and outstanding for the nine months ended September 30, 2017 (dollar amounts in thousands):

	Series A Convertible Preferred Stock		Series B Convertible Preferred Stock
	Amount	Shares	Amount	Shares
Balance as of January 1, 2017	$17,915	12,043,108	$37,500	6,120,050
Accretion of dividends on convertible preferred stock	357	—	—	—
Payment of accrued dividend to Series A convertible preferred stockholders	(7,565)	—	—	—
Conversion of convertible preferred stock to common stock	(10,707)	(12,043,108)	(37,500)	(6,120,050)

Balance as of September 30, 2017	$—	—	$—	—

The following table presents a summary of activity for our Preferred Stock issued and outstanding for the years ended December 31, 2014, 2015 and 2016 (dollar amounts in thousands):

	Series A Convertible Preferred Stock		Series B Convertible Preferred Stock
	Amount	Shares	Amount	Shares
Balance as of January 1, 2014	$15,341	12,043,108	$—	—
Issuance of Series B convertible preferred stock, net of offering costs of $120	—	—	37,380	6,120,050
Accretion of dividends on convertible preferred stock	856	—	—	—
Accretion of issuance costs on convertible preferred stock	—	—	120	—

Balance as of December 31, 2014	16,197	12,043,108	37,500	6,120,050
Accretion of dividends on convertible preferred stock	861	—	—	—

Balance as of December 31, 2015	17,058	12,043,108	37,500	6,120,050
Accretion of dividends on convertible preferred stock	857	—	—	—

Balance as of December 31, 2016	$17,915	12,043,108	$37,500	6,120,050

The following table summarizes the issuances of convertible preferred stock:

Name	Original Issue Price per Share	Number of Shares	Conversion Price per Share
Series A convertible preferred stock	$0.88903	12,043,108	$0.88903
Series B convertible preferred stock	$6.1274	6,120,050	$6.1274